27. EFFECT OF MOVEMENTS IN EXCHANGE RATES	12 Months Ended
Dec. 31, 2017
Effect Of Movements In Exchange Rates
27. EFFECT OF MOVEMENTS IN EXCHANGE RATES

Assets and liabilities in foreign currency (unaudited)

		As of December 31, 2017	As of December 31, 2016
Current assets		ThCh$	ThCh$
Cash and cash equivalents		31,162,346	47,213,517
	CHILEAN PESO	16,053,806	27,057,935
	USD	7,704,436	13,850,922
	CAD	265,248	116,455
	EUR	1,266,185	824,404
	GBP	2,583,910	1,475,835
	SEK	397,861	314,077
	NOK	1,155,693	904,511
	BRL	1,205,972	2,039,142
	CNY	178,350	96,596
	MXN	264,857	451,143
	ZAR	86,028	82,497
Other current financial assets		10,265,207	5,492,090
	CHILEAN PESO	2,425,216	2,554,984
	USD	1,906,957	178,142
	CAD	74,000	73,637
	EUR	720,213	237,259
	UF	2,125,197	1,438,313
	GBP	2,069,965	576,446
	SEK	102,559	140,982
	NOK	62,399	54,392
	BRL	565,391	20,686
	CNY	—	51,124
	MXN	213,310	166,125
Other current non-financial assets		6,935,589	7,498,526
	CHILEAN PESO	3,752,274	3,235,644
	USD	1,893,030	2,209,454
	CAD	3,904	1,670
	EUR	15,108	5,337
	UF	970,445	1,627,323
	GBP	72,488	110,598
	SEK	16,497	52,627
	NOK	13,088	11,547
	BRL	47,687	153,711
	CNY	131,085	74,050
	MXN	15,001	12,025
	ZAR	4,982	4,540
Trade and other current accounts receivables		187,422,436	180,332,662
	CHILEAN PESO	41,977,573	41,364,584
	USD	63,583,789	55,984,957
	CAD	3,426,940	3,594,907
	EUR	19,324,660	19,989,688
	UF	111,841	59,672
	GBP	27,998,285	27,850,978
	SEK	3,522,919	3,579,146
	NOK	2,861,076	2,768,201
	BRL	14,174,980	15,454,588
	CNY	8,441	10,051
	MXN	10,430,247	9,675,890
	ZAR	1,685	—
Accounts receivable from related entities		11,379,684	12,954,739
	CHILEAN PESO	355,759	310,130
	USD	8,695,937	10,444,613
	CAD	2,327,988	2,199,996

		As of December 31, 2017	As of December 31, 2016
Current assets		ThCh$	ThCh$
Inventories		235,733,091	230,289,756
	CHILEAN PESO	149,597,163	135,066,618
	USD	66,985,019	70,144,756
	EUR	1,088,494	831,555
	GBP	7,746,875	10,415,729
	SEK	2,788,348	2,577,118
	NOK	994,328	964,751
	BRL	3,503,861	7,739,538
	MXN	3,029,003	2,549,691
Biological assets		18,949,252	19,186,291
	CHILEAN PESO	16,005,454	16,197,185
	USD	2,943,798	2,989,106
Current tax assets		30,059,783	17,501,606
	CHILEAN PESO	27,288,090	10,336,340
	USD	1,664,687	5,716,175
	CAD	681	—
	EUR	—	158,211
	UF	—	49,102
	GBP	229,616	—
	SEK	170,447	167,976
	BRL	16,851	392,025
	MXN	647,128	654,110
	ZAR	42,283	27,667

Total current assets		531,907,388	520,469,187
	CHILEAN PESO	257,455,335	236,123,420
	USD	155,377,653	161,518,125
	CAD	6,098,761	5,986,665
	EUR	22,414,660	22,046,454
	UF	3,207,483	3,174,410
	GBP	40,701,139	40,429,586
	SEK	6,998,631	6,831,926
	NOK	5,086,584	4,703,402
	BRL	19,514,742	25,799,690
	CNY	317,876	231,821
	MXN	14,599,546	13,508,984
	ZAR	134,978	114,704

		As of December 31, 2017	As of December 31, 2016
Non-current assets		ThCh$	M$
Other non-current financial assets		25,591,638	18,303,296

	USD	11,884,652	3,904,809
	CAD	826,950	977,316
	EUR	3,612,589	3,324,287
	UF	4,921,458	4,044,435
	GBP	4,345,989	5,440,651
	SEK	—	611,798

Other non-current non-financial assets		4,227,938	4,467,288
	CHILEAN PESO	1,088,304	1,201,634
	USD	102,447	1,939
	UF	3,037,187	3,263,715
Non-current accounts receivables		742,414	4,624,317
	BRL	742,414	4,624,317
Investment accounted for using equity method		21,819,709	23,433,439
	CHILEAN PESO	21,819,709	23,433,439

Intangible assets other than goodwill		43,426,623	40,647,715
	CHILEAN PESO	16,062,767	11,001,075
	USD	26,361,987	28,665,917
	CAD	18,528	18,528
	EUR	102,202	102,202
	UF	695,351	695,351
	GBP	137,435	43,439
	SEK	5,131	5,131
	NOK	12,061	12,061
	BRL	13,707	83,518
	MXN	17,454	20,493

Goodwill		31,021,819	26,769,828
	USD	31,021,819	26,769,828

		As of December 31, 2017	As of December 31, 2016
Non-current assets		ThCh$	M$
Property, plant and equipment		381,736,948	361,004,006
	CHILEAN PESO	295,303,234	271,879,396
	USD	66,727,309	69,527,630
	CAD	1,153	1,781
	EUR	3,610,748	3,611,528
	UF	15,761,829	15,761,829
	GBP	117,250	105,754
	BRL	91,125	44,402
	CNY	8,949	28,153
	MXN	114,851	41,316
	ZAR	500	2,217

Deferred tax assets		16,352,110	15,184,840
	CHILEAN PESO	11,788,938	11,414,951
	USD	3,121,230	2,364,207
	EUR	30,270	19,390
	BRL	1,046,136	976,819
	MXN	360,470	407,495
	ZAR	5,066	1,978

Total non-current assets		524,919,199	494,434,729
	CHILEAN PESO	352,503,010	318,930,495
	USD	132,779,386	131,234,330
	CAD	846,631	997,625
	EUR	7,355,809	7,057,407
	UF	24,415,825	23,765,330
	GBP	4,600,674	5,589,844
	SEK	5,131	616,929
	NOK	12,061	12,061
	BRL	1,893,382	5,729,056
	CNY	8,949	28,153
	MXN	492,775	469,304
	ZAR	5,566	4,195
Total assets		1,056,826,587	1,014,903,916

		As of December 31, 2017		As of December 31, 2016
		Up to 90 days	91 days to 1 year	Up to 90 days	91 days to 1 year
Current liabilities		ThCh$	ThCh$	ThCh$	ThCh$
Other current financial liabilities		64,839,997	75,612,486	43,725,585	58,273,461
	CHILEAN PESO	12,333,693	10,000,000	721,923	693,250
	USD	33,382,116	51,300,400	31,617,875	45,847,719
	CAD	28,168	—	6,893	—
	EUR	33,525	—	51,238	—
	UF	17,137,339	6,699,548	8,024,791	6,586,992
	GBP	63,652	—	910,776	—
	SEK	18,303	—	27,839	—
	NOK	3,389	—	353	—
	ARS	893,132	1,698,597	—	—
	BRL	942,108	3,849,422	930,465	5,145,500
	MXN	4,572	2,064,519	1,433,432	—
Trade and other account payable		120,753,782	—	118,611,533	—
	CHILEAN PESO	71,019,992	—	66,256,208	—
	USD	27,591,091	—	25,825,741	—
	CAD	258,820	—	98,057	—
	EUR	3,073,408	—	3,010,068	—
	UF	17,776	—	442,005	—
	GBP	7,338,446	—	10,233,635	—
	SEK	2,212,232	—	2,228,949	—
	NOK	2,711,296	—	2,707,898	—
	BRL	2,725,087	—	3,803,669	—
	CNY	35,868	—	32,995	—
	MXN	3,749,883	—	3,961,377	—
	ZAR	19,883	—	10,931
Accounts payables to related entities		7,361,779	—	5,256,371	—
	CHILEAN PESO	4,730,034	—	3,079,077	—
	USD	4,122	—	7,419	—
	CAD	401,238	—	555,374	—
	MXN	2,226,385	—	1,614,501	—
Other short-term provisions		17,420,500	—	22,725,436	—
	CHILEAN PESO	552,062	—	2,725,566	—
	USD	9,176,355	—	10,884,619	—
	CAD	923,600	—	1,468,500	—
	EUR	3,607,427	—	3,487,309	—
	UF	57,073	—	210,089	—
	GBP	2,885,090	—	3,423,372	—
	SEK	82,658	—	159,672	—
	NOK	99,178	—	6,831	—
	BRL	29,865	—	290,022	—
	CNY	5,459	—	10,551	—
	MXN	1,733	—	58,905	—

		As of December 31, 2017		As of December 31, 2016
		Up to 90 days	91 days to 1 year	Up to 90 days	91 days to 1 year
Current liabilities		ThCh$	ThCh$	ThCh$	ThCh$
Current tax liabilities		18,813,566	—	29,621,865	—
	CHILEAN PESO	16,879,385	—	24,899,829	—
	USD	1,265,739	—	3,181,720	—
	CAD	3,148	—	18,135	—
	EUR	130,086	—	107,630	—
	UF	—	—	3,332	—
	GBP	3,591	—	426,441	—
	SEK	51,910	—	156,993	—
	NOK	62,009	—	58,559	—
	CNY	82,362	—	62,553	—
	MXN	304,437	—	686,547	—
	ZAR	30,899	—	20,126	—

Provisions for employee benefits		15,074,953	—	15,821,285	—
	CHILEAN PESO	10,279,651	—	10,271,028	—
	USD	3,116,704	—	3,966,170	—
	EUR	191,176	—	170,486	—
	GBP	646,336	—	548,097	—
	SEK	66,822	—	116,568	—
	NOK	53,990	—	58,889	—
	BRL	438,344	—	564,621	—
	CNY	149,046	—	102,908	—
	MXN	109,808	—	10,915	—
	ZAR	23,076	—	11,603	—

Other non-financial liabilities		815,077	—	834,426	—
	CHILEAN PESO	698,178	—	710,405	—
	USD	110,532	—	123,732	—
	SEK	3,664	—	83	—
	NOK	942	—	2	—
	MXN	877	—	—	—
	BRL	—	—	204	—
	CNY	884	—	—	—

Total current liabilities		245,079,654	75,612,486	236,596,501	58,273,461
	CHILEAN PESO	116,492,995	10,000,000	108,664,036	693,250
	USD	74,646,659	51,300,400	75,607,276	45,847,719
	CAD	1,614,974	—	2,146,959	—
	EUR	7,035,622	—	6,826,731	—
	UF	17,212,188	6,699,548	8,680,217	6,586,992
	GBP	10,937,115	—	15,542,321	—
	SEK	2,435,589	—	2,690,104	—
	NOK	2,930,804	—	2,832,532	—
	ARS	893,132	1,698,597	—	—
	BRL	4,135,404	3,849,422	5,588,981	5,145,500
	CNY	273,619	—	209,007	—
	MXN	6,397,695	2,064,519	7,765,677	—
	ZAR	73,858	—	42,660	—

		As of December 31, 2017			As of December 31, 2016
		1 to 3 years	3 to 5 years	Over 5 years	1 to 3 years	3 to 5 years	Over 5 years
Non-current liabilities		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities		44,675,825	1,397,541	81,736,759	52,382,774	17,565,322	79,043,940
	CHILEAN PESO	613,486	—	163,805	693,250	—	—
	USD	24,197,088	311,287	47,923	28,577,169	—	—
	EUR	—	28,157	—	346	—	—
	UF	19,316,437	714,023	81,525,031	21,956,658	17,565,322	79,043,940
	GBP	13,486	173,973	—	—	—	—
	ARS	535,328	170,101	—	1,043,458	—	—
	BRL	—	—	—	46,277	—	—
	MXN	—	—	—	65,616	—	—

Accounts payables to related entities		292,555	—	—	319,601	—	—
	UF	292,555	—	—	319,601	—	—

Deferred tax liabilities		—	2,863,964	50,509,194	—	584,121	49,804,169
	CHILEAN PESO	—	2,863,964	50,509,194	—	584,121	49,804,169

Non-current provision for employee benefits		—	2,829,938	—	—	2,859,643	—
	CHILEAN PESO	—	2,829,938	—	—	2,859,643	—

Other non-financial liabilities		595,435	—	—	702,434	—	—
	CHILEAN PESO	8,736	—	—	—	—	—
	USD	585,945	—	—	702,434	—	—
	CAD	754	—	—	—	—	—

Total non-current liabilities		45,563,815	7,091,443	132,245,953	53,404,809	21,009,086	128,848,109
	CHILEAN PESO	622,222	5,693,902	50,672,999	693,250	3,443,764	49,804,169
	USD	24,783,033	311,287	47,923	29,279,603	—	—
	CAD	754	—	—	—	—	—
	EUR	—	28,157	—	346	—	—
	UF	19,608,992	714,023	81,525,031	22,276,259	17,565,322	79,043,940
	GBP	13,486	173,973	—	—	—	—
	ARS	535,328	170,101	—	1,043,458	—	—
	BRL	—	—	—	46,277	—	—
	MXN	—	—	—	65,616	—	—

Total liabilities		366,255,955	7,091,443	132,245,953	348,274,771	21,009,086	128,848,109